WILLIAM BLAIR FUNDS

Supplement dated September 17, 2025 to the Statement of Additional Information dated May 1, 2025

Effective immediately, the information below replaces similar disclosure in the Statement of Additional Information (“SAI”).

Interested Trustee

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee*
Cissie Citardi, 1975(2)	Trustee	Since 2021	General Counsel (since 2021), Deputy General Counsel (May 2020 to December 2020) and Partner, William Blair; formerly, General Counsel, PineBridge Investments (2016 to 2020)	19	Director, William Blair SICAV

†

William Blair Investment Management, LLC and William Blair & Company, L.L.C. are collectively referred to in this section as “William Blair,” each of which is a wholly owned subsidiary of WBC Holdings, L.P., which is wholly owned by certain William Blair employees (employee owners are referred to as ‘partners’).

*	Includes directorships of public companies and other registered investment companies held during the past five years.
(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust.
(2)	Ms. Citardi is an interested person of the Trust because she is a partner of William Blair.

Non-Interested Trustees
Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee*
Vann A. Avedisian, 1964	Trustee	Since 2012	Co-founder and Partner, Newbond Holdings (real estate operations) (since 2021); formerly, Principal, Highgate Holdings (hotel investments) (2009 to 2021); co-founder and Managing Director, Oxford Capital Partners Inc. (1994 to 2006)	19	Potbelly Sandwich Works (2001 to 2015 and since 2021)

Non-Interested Trustees
Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee*
Kathleen T. Barr, 1955	Chair of the Board	Trustee since 2013 and Chair of the Board since 2025	Retired; Chair Emeritus, Independent Directors Council (since 2022); formerly, Chairman of the Governing Council, Independent Directors Council (2020 to 2022); formerly, President, Productive Capital Management, Inc. (registered investment adviser to public entities) and Owner, KT Barr Consulting, LLC (mutual fund and investment management consulting) (2010 to 2013); prior thereto, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009) (2004 to 2010)	19	Muzinich BDC, Inc. (since 2019) and Muzinich Corporate Lending Income Fund, Inc. (since 2023); Board of Governors, Investment Company Institute (since 2019); Professionally Managed Portfolios (since 2018)

Michelle E. Borré Massick, 1967	Trustee	Trustee since 2024	Portfolio Advisor, Tishman Capital Partners (RIA) (since 2024); Consultant, Great Rock Advisors LLC (investment management consulting) (since 2022); formerly, Founder, Financial Education Platform (2020 to 2022); formerly, Senior Portfolio Manager, Head of Fundamental Alternative Strategies, Invesco (2019 to 2020); formerly, Senior Portfolio Manager, Senior Vice President, OppenheimerFunds (2003 to 2019)	19	Rock the Street, Wall Street (since 2022)

Non-Interested Trustees
Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee*
Daniel N. Leib, 1966(2)	Trustee and Chair, Nominating and Governance Committee	Trustee since 2016 and Chair of Nominating and Governance Committee since 2023	Chief Executive Officer, Donnelley Financial Solutions, Inc. (since 2016); formerly, Executive Vice President and Chief Financial Officer (2011 to 2016) and Group Chief Financial Officer (2009 to 2011), R. R. Donnelley & Sons Company	19	Donnelley Financial Solutions, Inc. (since 2016)

Dorri C. McWhorter, 1973	Trustee and Chair, Compliance Committee	Trustee since 2019 and Chair of Compliance Committee since 2021	President and Chief Executive Officer, The Executives’ Club of Chicago (since 2025); formerly, President and Chief Executive Officer, YMCA of Metropolitan Chicago (2021 to 2025); Chief Executive Officer, YWCA Metropolitan Chicago (2013 to 2021); Partner, Crowe LLP (2008 to 2013)	19	NexPoint Funds (open-end funds, closed-end funds and business development company (since 2022); Highland Funds (since 2022); Skyway Concession Company, LLC (since 2018); Green Thumb Industries, Inc. (2022); Lifeway Foods, Inc. (since 2020); LanzaTech Global, Inc. (since 2023)

Steven R. Zenz, 1954	Trustee and Chair, Audit Committee	Trustee since 2018 and Chair of Audit Committee since 2021	Consultant, Steven R. Zenz Consulting LLC (merger and acquisition transactions and SEC reporting and filings) (since 2011); formerly, Partner, KPMG LLP (1987 to 2010)(3)	19	Engine Media Holdings, Inc. (media group supporting esports, news streaming and gaming) (2020 to 2021); Frankly Inc. (technology products/services for media industry) (2016 to 2020)

*	Includes directorships of public companies and other registered investment companies held during the past five years.
(1)

Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust. Retirement for Independent Trustees occurs no later than at the conclusion of the calendar year that occurs after the earlier of (a) the Independent Trustee’s 75th birthday or (b) the 17th anniversary of the date that the Independent Trustee became a member of the Board of Trustees.
(2)

The Trust and William Blair use Donnelley Financial Solutions, Inc. (“DFS”) for financial printing and other services. DFS is a public company. The Trust and William Blair in the aggregate paid DFS approximately $230,000 and $294,000 in 2023 and 2024, respectively, for the services provided. DFS’s revenue was approximately $797 million in 2023 and $782 million in 2024. Mr. Leib, as the Chief Executive Officer of DFS, is not directly involved in any of the services provided to the Trust or William Blair and his compensation is not materially affected by the fees DFS receives from the Trust and William Blair.

(3)

The Trust engages KPMG to provide foreign tax services in Taiwan. KPMG does not provide audit or audit-related services to the Trust. Mr. Zenz is a former partner of KPMG and receives pension/retirement funds from KPMG.

Officers
Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years
Lisa D. Rusch, 1970	President Senior Vice President	Since 2025 2020-2025	Partner, William Blair (since 2020); formerly, Associate, William Blair

Alaina Anderson, CFA, 1975	Senior Vice President	Since 2021	Partner, William Blair

Marcelo Assalin, CFA, 1973	Senior Vice President	Since 2020	Partner, William Blair (since 2022); formerly, Associate, William Blair (2020-2022); NN Investment Partners (formerly, ING Investment Management) (2013-2020)

Paul Birchenough, 1982	Senior Vice President Vice President	Since 2025 2024-2025	Partner, William Blair (since 2025); formerly, Associate, William Blair (2024-2025); formerly, Newton Investment Management (2020-2024); AXA Investment Managers (2011-2020)

Daniel Crowe, CFA, 1972	Senior Vice President	Since 2016	Partner, William Blair

Robert J. Duwa, CFA, 1967	Senior Vice President	Since 2019	Partner, William Blair

Simon Fennell, 1969	Senior Vice President	Since 2013	Partner, William Blair

David C. Fording, CFA, 1967	Senior Vice President	Since 2006	Partner, William Blair

James S. Golan, CFA, 1961	Senior Vice President	Since 2005	Partner, William Blair

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years

William V. Heaphy, CFA, 1967	Senior Vice President	Since 2021	Associate, William Blair (since 2021); formerly, Principal, Investment Counselors of Maryland, LLC (1994-2021)

Kenneth J. McAtamney, 1966	Senior Vice President	Since 2008	Partner, William Blair

Todd M. McClone, CFA, 1968	Senior Vice President	Since 2005	Partner, William Blair

Casey K. Preyss, 1976	Senior Vice President	Since 2015	Partner, William Blair

David P. Ricci, CFA, 1958	Senior Vice President	Since 2006	Partner, William Blair

Marco Ruijer, CFA, 1975	Senior Vice President Vice President	Since 2025 2020-2025	Partner, William Blair (since 2025); formerly, Associate, William Blair (2020-2025); formerly, NN Investment Partners (formerly, ING Investment Management) (2013-2020)

Hugo Scott-Gall, 1971	Senior Vice President	Since 2021	Partner, William Blair

Ward D. Sexton, CFA, 1974	Senior Vice President	Since 2016	Partner, William Blair

Andrew Siepker, CFA, 1981	Senior Vice President	Since 2022	Partner, William Blair

Ian Smith, 1978	Senior Vice President Vice President	Since 2025 2024-2025	Partner, William Blair (since 2025); formerly, Associate, William Blair (since 2024-2025); formerly, Newton Investment Managers (2020-2024); formerly, AXA Investment Managers (2012-2020)

Mark C. Thompson, CFA, 1976	Senior Vice President	Since 2020	Partner, William Blair

Vivian Lin Thurston, CFA, 1972	Senior Vice President	Since 2021	Partner, William Blair

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years

Dan Zelazny, 1971	Senior Vice President	Since 2019	Partner, William Blair (since 2024); formerly, Associate, William Blair (2019-2024)

Nicholas Zimmerman, CFA, 1980	Senior Vice President	Since 2023	Partner, William Blair (since 2022); formerly, Associate, William Blair

Matthew Fleming, CFA, 1973	Vice President	Since 2022	Associate, William Blair (since 2021); formerly, Investment Counselors of Maryland, LLC (2008-2021)

Jared Lou, CFA, 1983	Vice President	Since 2024	Associate, William Blair (since 2020); formerly, NN Investment Partners (2016-2020)

Arun Sharma, 1980	Vice President	Since 2025	Associate, William Blair (since 2025); formerly, Cohen & Steers (2019-2025)

E. Laura Simsic, 1975	Chief Compliance Officer and Assistant Secretary	Since 2025	Associate, William Blair

Daniel Carey, 1977	Chief Legal Officer and Assistant Secretary	Since 2023	Associate, William Blair

John M. Raczek, 1970	Treasurer Assistant Treasurer	Since 2019 2010-2019	Associate, William Blair

Andrew T. Pfau, 1970	Secretary	Since 2009	Associate, William Blair

David M. Cihak, 1982	Assistant Treasurer	Since 2019	Associate, William Blair

(1)

The Trust’s Officers, except the Chief Compliance Officer, are elected annually by the Board of Trustees. The Trust’s Chief Compliance Officer is designated by the Board of Trustees and may only be removed by action of the Board of Trustees, including a majority of Independent Trustees. Length of Time Served for all Officers indicates the year the individual became an Officer of the Trust.

Corresponding changes are also made in other sections of the SAI.

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.